Average Annual Total Returns - NAA Allocation ETF	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Blended Allocation Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.62%	8.64%	10.02%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Morningstar Moderately Aggressive Allocation Category Average (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.02%	8.71%	9.48%
NAA Allocation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	13.83%	10.59%	11.25%
NAA Allocation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.78%	7.94%	9.17%
NAA Allocation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.21%	7.53%	8.57%